Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Fair Value Measurements (Details) [Line Items]
Waarrants exercised	7,441,020
Public warrant shares	225,647
Price per share (in Dollars per share) | $ / shares	$ 0.01
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Issuance of shares	7,441,020
Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Issuance of public warrant (in Dollars) | $	$ 85,555